12. STOCKHOLDER'S EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Schedule of stock option activity
	Number of Shares	Weighted Average Exercise Price
Outstanding — December 31, 2011	–	$–
Granted	4,980,000	$1.75
Exercised	–	$–
Cancelled	–	$–
Outstanding — December 31, 2012	4,890,000	$1.75
Granted	14,161,532	$1.75
Exercised	–	$–
Cancelled	–	$–
Outstanding — December 31, 2013	19,141,532	$1.75

2012 Equity Incentive Compensation Plan

Effective December 31 2012, the Company formed the 2012 Equity Incentive Compensation Plan. Under the plan, the Company reserved 5,000,000 shares of its common stock that are available for issuance at the discretion of the Plan’s committee members to officers, directors, employees and consultants. Shares issued under the Plan that are subject to forfeiture, expiration, termination, cash settlement or non-issuance are again to be available for issuance under the plan subject to certain restriction as indicated in the Plan Agreement. The Plan shall terminate at the earliest of (a) such time as no Shares remain available for issuance under the Plan, (b) termination of this Plan by the Board, or (c) the tenth anniversary of the Effective Date. Awards outstanding upon expiration of the Plan shall remain in effect until they have been exercised or terminated, or have expired.

In December 2012, the Company granted a consultant 150,000 common stock options under the plan with an exercise price of $1.20 per share that expire five years after the date of grant. The stock option immediately vested on date of grant. The 150,000 common stock options were valued at $488,782 using the Black Scholes option model with risk-free interest rate of 0.72%, volatility of 200.00%, and share price of $3.00. The $488,782 was fully charged to operations in 2012.

In December 2013, the Company granted its four board members a total of 386,000 common stock options under the plan with an exercise price of $1.00 per share that expire ten years after the date of grant. The stock option immediately vested on date of grant. The 386,000 common stock options were valued at $539,589 using the Black Scholes option model with risk-free interest rate of 2.94%, volatility of 200.00%, and share price of $1.40. The $539,589 was fully charged to operations in 2013. In addition, in 2013, the Company issued 942,931 common shares under the plan to its officers and employees valued at $942,931 that was charged to operations in 2013.

A summary of outstanding stock options is as follows:

	Number of Shares	Weighted Average Exercise Price
Outstanding — December 31, 2011	–	$–
Granted	150,000	$1.20
Exercised	–	$–
Cancelled	–	$–
Outstanding — December 31, 2012	150,000	$1.20
Granted	386,000	$1.00
Exercised	–	$–
Cancelled	–	$–
Outstanding — December 31, 2013	536,000	$1.06